Time charter revenue (Tables)	12 Months Ended
Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Operating revenue from significant customers

	Year Ended December 31,
Charterer	2019	2018	2017
CMA CGM	57.18%	80.41%	77.82%
COSCO	10.88%	—	—
OOCL	—	Under 10%	22.18%